Segmented Information (Details)	12 Months Ended
	Aug. 31, 2018 CAD ($)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CAD ($)	Aug. 31, 2017 USD ($)	Aug. 31, 2016 CAD ($)	Aug. 31, 2016 USD ($)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 USD ($)
IfrsStatementLineItems [Line Items]
Revenue, continuing operations			$ 20,788		$ (13,534,298)
Net loss, continuing operations	(516,323)		(2,097,738)		(13,534,298)
Net loss	(516,323)		(2,097,738)		(13,525,567)	(6,020)
Net income (loss), discontinued operations					8,731	$ (6,020)
Total Assets	33,043		42,047
Total Liabilities	(832,631)		(529,823)
Total
IfrsStatementLineItems [Line Items]
Revenue, continuing operations			20,788		(13,534,298)
Net loss, continuing operations	(516,323)		(2,097,738)
Net loss	(516,323)		(2,097,738)		(13,531,587)
Net income (loss), discontinued operations					$ 2,711
Total Assets	33,043		42,047
Total Liabilities	$ (832,631)		$ (529,823)